NOTES PAYABLE AND PROMISSORY NOTES (Details)	Sep. 30, 2021 USD ($)
Debt Disclosure [Abstract]
Remainder of 2021	$ 5,921
2022	23,685
2023	23,685
2024	23,685
2025	17,664
2026 and thereafter	14,654
Total future payments	109,294
Total notes payable	90,656
Less current portion	(17,438)
Long-term notes payable	$ 73,218